Fixed Assets - Non-current other assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets
Non-current other assets	€ 1,731	€ 6,322
Costs to obtain a contract	515	1,034
Deposits paid for dedicated equipment		4,203
Deposit payment for a lease	1,215	1,080
Amortization of capitalized costs to obtain a contract	€ 694	€ 215